REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Capital Requirements Tables [Abstract]
Regulatory Capital Requirements Tables [Text Block]

The Group's capital adequacy ratios are presented in the table below:
	December 31,
	2012*	2013
Common equity	7.8%	10.3%
Core Tier I	7.8%	10.3%
Total	9.2%	11.2%

* The 2012 figures are adjusted for the Act 13/28.3.2013 of the Executive Committee of the Bank of Greece.